Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail) - yr	Dec. 31, 2018	Dec. 31, 2017
Financial assumptions
Discount rate, weighted average of total	2.60%	2.50%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23
Sweden [member]
Financial assumptions
Discount rate, weighted average of total	1.50%	1.60%
US [member]
Financial assumptions
Discount rate, weighted average of total	4.30%	3.70%
United Kingdom [member]
Financial assumptions
Discount rate, weighted average of total	3.00%	2.60%